Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Related Parties

Transactions with related parties include employment agreements with relatives of certain directors or officers, each duly approved by the Board of Directors or its Audit Committee, as follows:

	Year ended December 31,
	2023	2024	2025

Research and development, net	$982	$990	$905

Balances with the related parties were as follows:

	As of December 31,
	2024	2025

Employees and payroll accruals	$112	$122